Statements Of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Statements Of Financial Condition [Abstract]
Investments in U.S. Treasury notes, amortized cost	$ 27,505,889	$ 28,389,695
Cash denominated in foreign currencies, cost	3,316,796	1,359,884
INVESTMENTS IN U.S. TREASURY NOTES, amortized cost	82,000,337	111,707,766
Cash denominated in foreign currencies, cost	$ 0	$ (428,893)